                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
                          (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
    (Address of principal executive offices)             (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                              COUPON       MATURITY
THOUSANDS                                                                               RATE          DATE          VALUE
---------                                                                             ---------    ----------    ------------

           TAX-EXEMPT MUNICIPAL BONDS  (153.8%)
           ALABAMA  (1.0%)
   $2,000  Jefferson County, Alabama, School Ser 2004 A                                  5.50%      01/01/22     $2,141,940
                                                                                                                 ------------

           ALASKA  (1.3%)
    3,000  Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser
             2006 A                                                                      5.00        06/01/46      2,744,610
                                                                                                                 ------------

           ARIZONA  (2.4%)
    3,890  Salt River Project Agricultural Improvement & Power District, Arizona,
             2002 Ser B                                                                  5.00        01/01/22      4,029,690
    1,000  Surprise Municipal Property Corporation, Arizona, Ser 2007                    4.90        04/01/32        960,510
                                                                                                                 ------------
                                                                                                                   4,990,200
                                                                                                                 ------------
           ARKANSAS  (1.0%)
    1,000  Baxter County Regional Hospital Inc, Arkansas Ser 2007                        5.00        09/01/22      1,003,940
    1,000  Baxter County Regional Hospital Inc, Arkansas Ser 2007                        5.00        09/01/26        999,350
                                                                                                                 ------------
                                                                                                                   2,003,290
                                                                                                                 ------------
           CALIFORNIA  (32.2%)
    5,000  California Economic Recovery, Ser 2004 A                                      5.00        07/01/16      5,215,350
    3,000  California Health Facilities Financing Authority, Cedars-Sinai Medical
             Center Ser 2005                                                             5.00        11/15/34      3,021,030
    5,000  California Public Works Board, Mental Health 2004 Ser A                       5.00        06/01/24      5,146,850
    4,000  California, Ser 2007 (MBIA)                                                   4.25        08/01/33      3,689,160
    2,000  California, Various Purpose dtd 12/01/05                                      5.00        03/01/27      2,068,320
   12,000  California, Various Purpose dtd 11/01/06 **                                   4.50        10/01/36     11,320,560
    3,000  California, Various Purpose dtd 05/01/03                                      5.00        02/01/32      3,062,940
    2,000  Golden State Tobacco Securitization Corporation, California, Enhanced
             Asset Backed Ser 2005 A (Ambac)                                             5.00        06/01/29      2,038,020
    4,000  Golden State Tobacco Securitization Corporation, California, Enhanced
             Asset Backed Ser 2007 A **                                                  5.75        06/01/47      4,125,420
    4,000  Golden State Tobacco Securitization Corporation, California, Enhanced
             Asset Backed Ser Refg 2007 A **                                            5.125        06/01/47      3,737,080
    5,000  Los Angeles Department of Water & Power, California, Water 2004
             Ser  C (MBIA)                                                               5.00        07/01/23      5,256,150
    4,000  Los Angeles, Community College District, California, 2003 Ser B (FSA)         5.00        08/01/27      4,146,680
    3,040  Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA)            5.00        09/01/22      3,154,213
    4,240  San Diego County Water Authority, California, Ser 2004 A COPs (FSA)           5.00        05/01/29      4,381,319
    1,000  San Diego County, Burnham Institute for Medical Research Ser 2006 COPs        5.00        09/01/34        995,550
    4,000  San Francisco City & County, California, Lagunda Honda Hospital Ser
             2005 I (FSA) **                                                             5.00        06/15/30      4,520,080
    2,000  Tobacco Securitization Authority of Northern California, Sacramento
           County Tobacco Securitization Corporation Ser 2006 A-1                        5.00        06/01/37      1,858,200
                                                                                                                 ------------
                                                                                                                  67,736,922
                                                                                                                 ------------

           COLORADO  (4.8%)
    2,590  Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)               5.25        10/01/40      2,723,489
    2,000  Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D            5.25        11/15/35      2,041,100
    5,000  Colorado Health Facilities Authority, Catholic Health Initiatives
             Ser 2001 A                                                                  5.25        09/01/11 +    5,253,900
                                                                                                                 ------------
                                                                                                                  10,018,489
                                                                                                                 ------------

           CONNECTICUT (0.7%)
    1,500  Mashantucket (Western) Pequot Tribe, Connecticut, 2006 Ser A                  5.50        09/01/36      1,530,540
                                                                                                                 ------------

           DISTRICT OF COLUMBIA (1.0%)
    2,000  District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                            5.00        02/01/31      2,073,560
                                                                                                                 ------------

           FLORIDA (9.6%)
    1,000  Highlands County Health Facilities Authority, Florida,  Adventist
             Health/Sunbelt Ser 2006 C                                                   5.25        11/15/36      1,012,750
    1,000  Lee County Industrial Development Authority, Florida, Shell Point
             Village/The Alliance Community for Retirement Living Inc, Ser 2006         5.125        11/15/36        966,100
    3,000  Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)                    5.00        08/01/29      3,067,830
    5,000  Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT) (FGIC)       6.00        10/01/24      5,308,550
    1,995  Miami-Dade County, Florida, Ser 2005 A (MBIA)                                 0.00 ++     10/01/30      1,514,803
    4,000  South Miami Health Facilities Authority, Florida, Baptist Health South
             Florida Ser 2007 **                                                         5.00        08/15/42      4,017,160
    1,000  St Johns County Industrial Development Authority, Florida, Glenmoor
             Ser 2006 A                                                                  5.25        01/01/26        989,140
    3,250  St Johns, Florida, Industrial Development Authority, Glenmoor Refg
             2006 Ser A                                                                 5.375        01/01/40      3,238,950
                                                                                                                 ------------
                                                                                                                  20,115,283
                                                                                                                 ------------

           GEORGIA (8.0%)
    5,000  Atlanta, Georgia, Airport Ser 2004 C (FSA)                                    5.00        01/01/33      5,139,500
    1,200  De Kalb County, Georgia, Water & Sewer Ser 2003 A                             5.00        10/01/23      1,247,316

    3,000  Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC)                      5.25        01/01/35      3,147,090
    2,000  Georgia Road & Tollway Authority, Ser 2001                                   5.375        03/01/17      2,119,900
    2,000  Georgia Road & Tollway Authority, Ser 2004                                    5.00        10/01/22      2,087,120
    3,000  Georgia Road & Tollway Authority, Ser 2004                                    5.00        10/01/23      3,130,680
                                                                                                                 ------------
                                                                                                                  16,871,606
                                                                                                                 ------------

           HAWAII (10.3%)
   10,000  Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser
             1993 (AMT) (MBIA)                                                           5.45        11/01/23     10,052,400
    3,000  Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)                                6.625        07/01/18      3,224,610
    8,000  Honolulu City & County, Hawaii, Ser 2003A (MBIA) **                           5.25        03/01/24      8,418,000
                                                                                                                 ------------
                                                                                                                  21,695,010
                                                                                                                 ------------

           ILLINOIS (9.0%)
    3,600  Chicago Park District, Illinois, Harbor Ser A (Ambac)                         5.00        01/01/27      3,719,880
    3,000  Chicago, Illinois, O'Hare Int'l Airport 3rd Lien Ser 2005 A (MBIA)            5.25        01/01/26      3,178,710
    3,000  Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A
             (AMT) (Ambac)                                                              5.375        01/01/32      3,091,740
    3,000  Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)               5.50        01/01/15      3,287,250
    8,480  Metropolitan Pier & Exposition Authority, Illinois, McCormick Place
             Ser 2002 A (MBIA)                                                           0.00 +++    06/15/26      5,604,856
                                                                                                                 ------------
                                                                                                                  18,882,436
                                                                                                                 ------------

           INDIANA (1.4%)
    3,000  Indiana Health & Educational Facility Financing Authority, Clarian
             Health Ser 2006 A                                                           5.25        02/15/40      3,040,080
                                                                                                                 ------------

           KANSAS (1.2%)
    2,500  Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA)                        5.00        09/01/28      2,589,575
                                                                                                                 ------------

           LOUISIANA (0.5%)
    1,000  Louisiana Public Facilities Authority, Pennington Medical Foundation
             Ser 2006                                                                    5.00        07/01/31      1,000,670
                                                                                                                 ------------

           MAINE (0.0%)
       60  Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA)      5.50        07/01/18         60,071
                                                                                                                 ------------

           MARYLAND (3.7%)
    1,000  Baltimore County, Maryland, Oak Crest Village Ser 2007 A                      5.00        01/01/37        984,060
    1,500  Maryland Health & Higher Educational Facilities Authority, King Farm
             Presbyterian Community 2006 Ser B                                           5.00        01/01/17      1,494,930
    2,000  Maryland Health & Higher Educational Facilities Authority, University
             of Maryland Medical Ser 2001                                                5.25        07/01/34      2,020,680
    3,000  Northeast Maryland Waste Disposal Authority, Montgomery County
             Ser 2003 (AMT) (Ambac)                                                      5.50        04/01/16      3,185,040
                                                                                                                 ------------
                                                                                                                   7,684,710
                                                                                                                 ------------

           MICHIGAN (1.4%)
    3,000  Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006  A       5.25        11/15/46      3,044,490
                                                                                                                 ------------

           MISSOURI (2.0%)
    4,000  Missouri Health & Educational Facilities Authority, Barnes-Jewish
             /Christian Health Ser 1993 A                                                5.25        05/15/14      4,240,040
                                                                                                                 ------------
           NEBRASKA (3.9%)
    5,000  Nebraska Public Power District, 2003 Ser A (Ambac)                            5.00        01/01/35      5,148,850

    3,000  Nebraska Public Power District, Ser 2005 C (FGIC)                             5.00        01/01/41      3,090,240
                                                                                                                 ------------
                                                                                                                   8,239,090
                                                                                                                 ------------

           NEVADA (2.0%)
    3,000  Clark County, Nevada, Airport SubLien Ser 2004 (AMT) (FGIC)                   5.50        07/01/20      3,192,990
    1,000  Reno, Nevada, Renown Regional Medical Center Ser 2007 A                       5.25        06/01/37      1,009,490
                                                                                                                 ------------
                                                                                                                   4,202,480
                                                                                                                 ------------

           NEW HAMPSHIRE (1.5%)
    3,000  Manchester, New Hampshire, Water Works Ser 2003 (FGIC)                        5.00        12/01/34      3,082,530
                                                                                                                 ------------

           NEW JERSEY (5.4%)
    3,000  New Jersey Economic Development Authority, Cigarette Tax Ser 2004 #           5.75        06/15/29      3,197,130
    1,500  New Jersey Economic Development Authority, Seabrook Village Inc
             Ser 2006                                                                    5.25        11/15/36      1,490,100
    3,300  Newark Housing Authority, New Jersey, Port Authority-Port Newark
             Marine Terminal Ser 2004 (MBIA)                                             5.00        01/01/14 +    3,507,108
    3,000  Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A            4.625        06/01/26      2,695,920
    3,000  Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B             0.00        06/01/41        443,910
                                                                                                                 ------------
                                                                                                                  11,334,168
                                                                                                                 ------------

           NEW YORK (9.9%)
    5,000  Metropolitan Transportation Authority, New York, Transportation Ser
             2003 B (MBIA)                                                               5.25        11/15/22      5,301,400
    3,000  Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3         5.125        06/01/46      2,943,750
    3,000  New York City Municipal Water Finance Authority, New York, 2005
             Ser B (Ambac)                                                               5.00        06/15/28      3,116,910
    6,000  Tobacco Settlement Financing Corporation, New York, State Contingency
             Ser 2003 B-1C                                                               5.50        06/01/21      6,401,100
    3,000  Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B               5.25        11/15/19      3,170,400
                                                                                                                 ------------
                                                                                                                  20,933,560
                                                                                                                 ------------

           NORTH CAROLINA (1.0%)
    2,000  North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA)             5.25        01/01/20      2,103,200
                                                                                                                 ------------

           OHIO (2.6%)
    5,000  Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A                            6.00        01/01/32      5,420,650
                                                                                                                 ------------

           PENNSYLVANIA (1.9%)
    2,000  Allegheny County Redevelopment Authority, Pennsylvania, West Penn
             Allegheny Health Ser 2007 A **                                             5.375        11/15/40      1,965,750
    2,000  Pennsylvania, First Ser 2003 (MBIA) **                                        5.00        01/01/13 +    2,110,920
                                                                                                                 ------------
                                                                                                                   4,076,670
                                                                                                                 ------------

           RHODE ISLAND (0.7%)
    1,500  Rhode Island Economic Development Corporation, Airport Refg Ser 2004
             A (AMT) (FSA)                                                               5.00        07/01/21      1,540,515
                                                                                                                 ------------

           SOUTH CAROLINA (5.3%)
    2,000  Charleston Educational Excellence Financing Corporation, South
             Carolina, Charleston County School District Ser 2005                        5.25        12/01/29      2,108,120
    4,565  Grand Strand Water & Sewer Authority, South Carolina, Refg Ser
             2002 (FSA)                                                                 5.375        06/01/19      4,824,749
       40  Lexington County, South Carolina Health Services District, Lexmed
             Inc Ser 2007                                                                5.00        11/01/16         41,176
    4,000  South Carolina Public Service Authority, Santee Cooper Ser 2003 A
             (Ambac)                                                                     5.00        01/01/27      4,136,320
                                                                                                                 ------------
                                                                                                                  11,110,365
                                                                                                                 ------------

           TENNESSEE (2.0%)
    4,000  Tennessee Energy Acquisition Corporation, Ser 2006 A **                       5.25        09/01/19      4,195,260
                                                                                                                 ------------

           TEXAS (12.0%)
    2,000  Alliance Airport Authority, Texas, Federal Express Corp Refg Ser
             2006 (AMT)                                                                  4.85        04/01/21      1,961,680
    1,000  Austin, Texas, Water & Sewer, ROLS RRII R-574                                9.135 ##     05/15/27      1,119,620
    2,000  Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)               7.70        03/01/32      2,242,500
    5,000  Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (MBIA)            5.25        05/15/25      5,303,950
    5,000  Houston, Texas, Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                   5.50        12/01/16      5,316,050
    1,000  Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B
             (AMT) (Mandatory Tender 11/01/11)                                           5.75        05/01/30      1,015,880

    1,000  Tarrant County Cultural Educational Facilities Finance Corp, Texas,
             Air Force Village II Inc Ser 2007                                          5.125        05/15/37        993,870
    4,000  Tarrant County Regional Water District, Texas, Refg & Impr Ser 2002
             (FSA)                                                                       5.25        03/01/17      4,228,960
    3,000  West Harris County Regional Water Authority, Texas, Water Ser 2005
             (FSA)                                                                       5.00        12/15/24      3,116,910
                                                                                                                 ------------
                                                                                                                  25,299,420
                                                                                                                 ------------

           UTAH (1.2%)
    2,500  Intermountain Power Agency, Utah, 2003 Ser A (FSA)                            5.00        07/01/21      2,607,050
                                                                                                                 ------------

           VIRGINIA (10.1%)
    1,250  Fairfax County Economic Development Authority, Virginia, Goodwin
             House Inc Ser 2007                                                         5.125        10/01/42      1,234,450
   10,000  Fairfax County Industrial Development Authority, Virginia, Inova
             Health Refg Ser 1993 A                                                      5.25        08/15/19     10,705,500
    4,000  Norfolk, Virginia, Water Ser 1993 (Ambac)                                    5.375        11/01/23      4,004,600
    3,000  Prince William County Service Authority, Virginia, Water & Sewer Refg
             Ser 2003                                                                    5.00        07/01/19      3,167,370
    2,000  Prince William County Service Authority, Virginia, Water & Sewer Refg
             Ser 2003                                                                    5.00        07/01/21      2,106,060
                                                                                                                 ------------
                                                                                                                  21,217,980
                                                                                                                 ------------

           WASHINGTON (2.8%)
    1,705  Grant County Public Utility District #2, Washington, Wanapum
             Hydroelectric 2005 Ser A (FGIC)                                             5.00        01/01/34      1,754,394
    4,010  Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA) **          5.00        12/01/23      4,079,020
                                                                                                                 ------------
                                                                                                                   5,833,414
                                                                                                                 ------------

           TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $317,413,076)                                                  323,659,874
                                                                                                                 ------------

           SHORT-TERM INVESTMENT (a) (7.5%)
           INVESTMENT COMPANY
   15,871  Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
             Institutional Class                                                                                  15,870,551
                                                                                                                 ------------
           (Cost $15,870,551)

  336,086  TOTAL INVESTMENTS (Cost $333,283,627)
                                                                                                                 339,530,425
           FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-16.6%)
  (34,510) Notes with interest rates ranging from 3.62% to 3.69% at July 31,
             2007 and contractual maturities of collateral ranging from 01/01/13
             to 06/01/47 ++++ (b)                                                                                (35,030,080)
                                                                                                                 ------------
           (Cost $(35,030,080))

 $301,576  TOTAL NET INVESTMENTS (Cost $298,253,547) (c) (d)                            144.7                    304,500,345
=========
           OTHER ASSETS IN EXCESS OF LIABILITES                                           1.4                      3,009,124

           PREFERRED SHARES OF BENEFICIAL INTEREST                                      (46.1)                   (97,055,567)
                                                                                        ------                   ------------

           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                 100.0%                   210,453,902
                                                                                        ======                   ============

Percentages are calculated as a percentage of net assets.
--------------------------------------------------------------------------------

   AMT    Alternative Minimum Tax.

   COPs   Certificates of Participation.

   ROLS   Reset Option Longs.

    #     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $128,000.

    ##    Current coupon rate for inverse rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,119,620 which represents 0.5% of net assets applicable to common shareholders.

    +     Prerefunded to call date shown.

    ++    Currently a zero coupon security; will convert to 5.00% on October 1,
          2013.

   +++    Currently a zero coupon security; will convert to 5.75% on June 15,
          2017.

   ++++   Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at July 31, 2007.

    **    Underlying securities related to inverse floaters entered into by the
          Trust.

   (a)    The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt
          Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional
          Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity
          Tax-Exempt Portfolio - Institutional Class. For the period ended July
          31, 2007, advisory fees paid were reduced by $56 relating to the
          Trust's investment in Morgan Stanley Institutional Liquidity
          Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Trust totaled $39,581, for the period ended July 31,
          2007.

   (b)    Floating Rate Note Obligations Related to Securities Held - The Trust
          enters into transactions in which it transfers to Dealer Trusts
          ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer
          Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the
          Trust (inverse floating rate investments) include the right of the
          Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2007, Trust investments with a value of $48,489,250 are held by the Dealer Trusts and serve as collateral for the
          $35,030,080 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the
          "Portfolio of Investments".

   (c)    Securities have been designated as collateral in an amount equal to
          $13,936,063 in connection with open futures contracts.

   (d)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,489,652 and the aggregate gross unrealized depreciation is $2,242,854 resulting in net unrealized appreciation of
          $6,246,798.

Bond insurance:
---------------
  Ambac   Ambac Assurance Corporation.

   FGIC   Financial Guaranty Insurance Company.

   FSA    Financial Security Assurance Inc.

   MBIA   Municipal Bond Investors Assurance Corporation.

   XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

NUMBER OF        LONG/              DESCRIPTION, DELIVERY                   UNDERLYING FACE           UNREALIZED
CONTRACTS        SHORT                 MONTH AND YEAR                       AMOUNT AT VALUE          DEPRECIATION
--------------------------------------------------------------------------------------------------------------------

   50            Short          U.S. Treasury Bonds 20 Year,
                                       September 2007                        $ (5,503,125)              $  (4,825)

   80            Short          U.S. Treasury Notes 10 Year,
                                       September 2007                          (8,593,750)                (28,345)
                                                                                                     -------------
                          TOTAL UNREALIZED DEPRECIATION........................................         $ (33,170)
                                                                                                     =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Quality
      Municipal Securities;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Quality
      Municipal Securities;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                        5